Expense Example, No Redemption - Load - Salient Select Income Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 724
Expense Example, No Redemption, 3 Years	1,090
Expense Example, No Redemption, 5 Years	1,479
Expense Example, No Redemption, 10 Years	2,566
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	713
Expense Example, No Redemption, 5 Years	1,240
Expense Example, No Redemption, 10 Years	$ 2,682